SA Multi-Managed Mid Cap Growth Portfolio Investment Risks - SA Multi-Managed Mid Cap Growth Portfolio	Mar. 31, 2025
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the information technology sector. Historically, the prices of securities in this sector have tended to be volatile. If the Portfolio invests primarily in information technology-related issuers, it bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The information technology sector includes companies from various industries, including internet, computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used with the goal of enhancing return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for unlimited loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.
Small and Mid Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.
Failure to Match Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Large Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Affiliated Fund Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse social, political, regulatory or economic developments in the United States or abroad; changes in investor psychology; technological disruptions; heavy institutional selling; military confrontations, war, terrorism, sanctions and other armed conflicts; trade wars and similar conflicts; disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rates and price fluctuations; and other conditions or events. In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.